Vanguard Wellington™ Fund

Supplement Dated August 8, 2019, to the Prospectus and Summary Prospectus Dated March 28, 2019

Important Change to Vanguard Wellington Fund

Effective at the close of business on June 30, 2020, Edward P. Bousa will retire from Wellington Management Company LLP and will no longer serve as a portfolio manager for Vanguard Wellington Fund.

Loren L. Moran, Daniel J. Pozen, and Michael E. Stack, who currently serve as portfolio managers with Mr. Bousa, will remain as portfolio managers of the Fund upon Mr. Bousa’s retirement. The Fund’s investment objective, strategies, and policies will remain unchanged.

© 2019 The Vanguard Group, Inc. All rights reserved Vanguard Marketing Corporation, Distributor.

PS 21C 082019

Vanguard Wellington™ Fund

Supplement Dated August 8, 2019, to the Statement of Additional Information Dated March 28, 2019

Important Change to Vanguard Wellington Fund

Effective at the close of business on June 30, 2020, Edward P. Bousa will retire from Wellington Management Company LLP and will no longer serve as a portfolio manager for Vanguard Wellington Fund.

Loren L. Moran, Daniel J. Pozen, and Michael E. Stack, who currently serve as portfolio managers with Mr. Bousa, will remain as portfolio managers of the Fund upon Mr. Bousa’s retirement. The Fund's investment objective, strategies, and policies will remain unchanged.

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 21C 082019